Stock-Based Compensation - Outstanding Awards (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of RSU's
Balance beginning	255,000	298,000
Granted		96,000	160,000
Vested		(106,000)
Cancelled		(33,000)
Balance ending		255,000	298,000
Weighted average GDFV
Weighted average GDFV at beginning	$ 93.95	$ 105.81
Granted		57.07	$ 86.62
Vested		91.32
Cancelled		101.94
Weighted average GDFV at ending		$ 93.95	$ 105.81
Total unrecognized compensation cost	$ 16,000,000	$ 9,000,000
Weighted average period for recognition	2 years 4 months 24 days	1 year
Fair value of vested RSU's		$ 9,000,000	$ 10,000,000
Share-based payment arrangement, option | Series A GCI Group common stock
Weighted average GDFV
Share-based payment award, options, outstanding, number	0
Share-based payment arrangement, option | Series B GCI Group common stock
Weighted average GDFV
Share-based payment award, options, outstanding, number	0
Share-based payment arrangement, option | Series C GCI Group common stock
Weighted average GDFV
Share-based payment award, options, outstanding, number	847,000
Weighted average exercise price	$ 37.85
Weighted average remaining contractual life	4 years 10 months 24 days
Aggregate intrinsic value	$ 0
GCI Liberty reserved shares	847,000
Restricted Stock Units (RSUs) [Member] | Series C GCI Group common stock
Number of RSU's
Granted	182,000
Cancelled	(9,000)
GCI Liberty Separation Adjustment	169,000
Balance ending	342,000
Weighted average GDFV
Granted	$ 37.85
Cancelled	31.69
GCI Liberty Separation Adjustment	29.08
Weighted average GDFV at ending	$ 33.66